NON-CURRENT AND CURRENT FINANCIAL LIABILITIES (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL LIABILITIES AND WARRANTS
Non-current	€ 35,965	€ 37,000
Current	17,591	40,433
Warrants, Non-current	26,094	5,053
Total non-current financial liabilities	71,518	42,053
Total financial liabilities	87,148	40,433
Loans from banks
FINANCIAL LIABILITIES AND WARRANTS
Non-current	1,191
Current	1,232	2,219
XJ Harbour share purchase liability
FINANCIAL LIABILITIES AND WARRANTS
Current		23,539
Black forest term loan facility
FINANCIAL LIABILITIES AND WARRANTS
Non-current	574
Derivative, Current	5,290
XJ Harbour Set-off agreement
FINANCIAL LIABILITIES AND WARRANTS
Derivative, Non-current	9,459
Derivative, Current	64,267
Other third party loans
FINANCIAL LIABILITIES AND WARRANTS
Non-current	2,200	2,000
Current	3,114	3,008
Loans from shareholders
FINANCIAL LIABILITIES AND WARRANTS
Non-current	21,000	21,000
Current	4,611	8,694
Loans from other related parties
FINANCIAL LIABILITIES AND WARRANTS
Non-current	11,000	14,000
Current	€ 8,634	€ 2,973